Prepaids, Deposits and Advances	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
PREPAIDS, DEPOSITS AND ADVANCES

6. PREPAIDS, DEPOSITS AND ADVANCES

Prepaids and advances are comprised of the following items as of the periods presented:

	December 31, 2021	December 31, 2020
Prepaid expenses	$935	$1,404
Deposits	47	109
Other advances	1,686	1,661
Total	$2,668	$3,174

Prepayments and advances represent amounts previously paid to vendors for security deposits and supplies, leased premises, facility construction and expansion projects not yet delivered.